Financial Instruments (Gain/(Loss) Recognized in Earnings for Interest Rate Swaps Designated as Fair Value Hedges ) (Details) (Interest Expense, Net [Member], USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Pay-Floating Interest Rate Swaps [Member]
Gain/(loss) recognized in earnings for interest rate swaps designated as fair value hedges	$ 36.2	$ 47.3	$ 21.6
Fixed-Rate Debt [Member]
Gain/(loss) recognized in earnings for interest rate swaps designated as fair value hedges	$ (36.2)	$ (47.3)	$ (21.6)